Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments
Derivative Assets and Liabilities
Derivative assets and liabilities relating to the foregoing categories consisted of the following:
Derivative Assets Derivative Liabilities
As at December 31 December 31 December 31 December 31
millions of dollars 2023 2022 2023 2022
Regulatory deferral:

Commodity swaps and forwards
$

16 $

186 $

76 $

42

FX forwards

3

18

3

1

Physical natural gas purchases and sales
-

52 -

-

19

256

79

43
HFT derivatives:

Power swaps and physical contracts

29

89

36

77

Natural gas swaps, futures, forwards, physical

contracts

319

340

531

1,224

348

429

567

1,301
Other derivatives:

Equity derivatives

4 -

-

5

FX forwards

18

5

7

23

22

5

7

28
Total gross current derivatives

389

690

653

1,372
Impact of master netting agreements:

Regulatory deferral
(3) (18) (3) (18)

HFT derivatives
(146) (276) (146) (276)
Total impact of master netting agreements (149) (294) (149) (294)
Total derivatives $

240 $

396 $

504 $

1,078
Current
(1)

174

296

386

888
Long-term
(1)

66

100

118

190
Total derivatives $

240 $

396 $

504 $

1,078
(1) Derivative assets and liabilities are classified as current or long-term based upon the maturities of the underlying contracts.

Cash Flow Hedges Recorded in AOCI
For the Year ended December 31
millions of dollars 2023 2022
Interest Interest
rate hedge rate hedge
Realized gain in interest expense, net $

2 $

2
Total gains in net income $

2 $

2
As at December 31 December 31
millions of dollars 2023 2022
Interest Interest
rate hedge rate hedge
Total unrealized gain in AOCI – effective portion, net of tax $

14 $

16

Changes in Realized and Unrealized Gains (Losses) on Derivatives
Physical Commodity Physical Commodity
natural gas swaps and FX natural gas swaps and FX
millions of dollars purchases forwards forwards purchases forwards forwards
For the year ended December 31 2023 2022
Unrealized gain (loss) in regulatory
assets
$ -

$ (109) $ (3) $ -

$ (69) $

1
Unrealized gain (loss) in regulatory
liabilities
(3) (73) -

28

343

16
Realized (gain) loss in regulatory
assets
-

(5) -

-

48 -

Realized (gain) loss in regulatory
liabilities
-

2 -

-

(41) -

Realized (gain) loss in inventory
(1)
-

4 (10) -

(121)

1
Realized (gain) in regulated fuel for
generation and purchased power
(2)
(49) (9) (4) (64) (146) -

Other -

(14) -

-

-

-

Total change in derivative instruments $ (52) $ (204) $ (17) $ (36) $

14 $

18
(1) Realized (gains) losses will be recognized in fuel for generation and purchased power when the hedged item is consumed.
(2) Realized (gains) losses on derivative instruments settled and consumed in the period and hedging relationships that have been terminated or the hedged transaction is no longer probable.
For the

Year ended December 31
millions of dollars 2023 2022
Power swaps and physical contracts in non-regulated operating revenues $ (6) $

17
Natural gas swaps, forwards, futures and physical contracts in non-regulated operating revenues

1,043

47
Total gains in net income $

1,037 $

64
For the Year ended December 31
millions of dollars 2023 2022
FX Equity FX Equity
Forwards Derivatives Forwards Derivatives
Unrealized gain (loss) in OM&G $ -

$

4 $ -

$ (5)
Unrealized gain (loss) in other income, net

28 -

(18) -

Realized loss in OM&G -

(13) -

(17)
Realized loss in other income, net (11) -

(6) -

Total gains (losses) in net income $

17 $ (9) $ (24) $ (22)

Notional Volumes of Outstanding Derivatives
millions 2024 2025-2026
Physical natural gas purchases:
Natural gas (MMBtu)

7

6
Commodity swaps and forwards purchases:
Natural gas (MMBtu)

16

10
Power (MWh)

1

1
Coal (metric tonnes)

1 -

FX swaps and forwards:
FX contracts (millions of USD) $

241 $

70
Weighted average rate

1.3155

1.3197
% of USD requirements 63% 17%
2028 and

millions

2024 2025 2026 2027 thereafter
Natural gas purchases (Mmbtu)

296

80

50

38

30
Natural gas sales (Mmbtu)

338

86

16

6

4
Power purchases (MWh)

1 -

-

-

-

Power sales (MWh)

1 -

-

-

-

Summary of Concentration Risk
Concentration Risk
The Company's concentrations of risk consisted of the following:
As at December 31, 2023 December 31, 2022
millions of
dollars
% of total
exposure
millions of
dollars
% of total
exposure
Receivables, net
Regulated utilities:
Residential $

476 31% $

455 19%
Commercial

194 13%

192 8%
Industrial

84 5%

121 5%
Other

103 7%

122 5%
Cash collateral

94 6% - 0%

951 62%

890 37%
Trading group:
Credit rating of A- or above

47 3%

125 5%
Credit rating of BBB- to BBB+

33 2%

75 3%
Not rated

108 7%

307 13%

188 12%

507 21%
Other accounts receivable

151 10%

585 25%

1,290 84%

1,982 83%
Derivative Instruments (current and long-term)
Credit rating of A- or above

138 9%

202 9%
Credit rating of BBB- to BBB+

7 1%

8 0%
Not rated

95 6%

186 8%

240 16%

396 17%
$

1,530 100% $

2,378 100%

Cash Collateral Positions	As at December 31 December 31 millions of dollars 2023 2022 Cash collateral provided to others $ 101 $ 224 Cash collateral received from others $ 22 $ 112